UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number      811-8620
                                                     -------------------
                              MILESTONE FUNDS, INC.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             ONE EXECUTIVE BOULEVARD
                                YONKERS NY 10701
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                JEFFREY R. HANSON
                         MILESTONE CAPITAL MANAGEMENT LP
                             ONE EXECUTIVE BOULEVARD
                                YONKERS NY 10701
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:   1-800-941-6453
                                                           -------------------

                   Date of fiscal year end:  NOVEMBER 30, 2003
                                             -----------------

                   Date of reporting period: NOVEMBER 30, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


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   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

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                                    MILESTONE
                                      FUNDS

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                                  ANNUAL REPORT

                                NOVEMBER 30, 2003

                          -----------------------------


                                     ADVISER

                        Milestone Capital Management, LLC

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TABLE OF CONTENTS
Letter to Our Shareholders ..................................................  3
Portfolio of Investments ....................................................  4
Statement of Assets and Liabilities .........................................  6
Statement of Operations .....................................................  7
Statements of Changes in Net Assets .........................................  8
Notes to Financial Statements ...............................................  9
Financial Highlights ........................................................ 12
Independent Auditors' Report ................................................ 16
Trustees and Officers ....................................................... 17


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TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 2003

Dear Investor:

As we prepare to begin our tenth year of operation, we would like to take this opportunity to first and foremost thank you and all of the investors who have entrusted Milestone with your liquidity and cash management needs. Throughout the last decade, our team has committed itself to consistently providing the very highest standard of conservative management, competitive performance, reliable execution, value-added client services and investor-focused technologies -- a commitment which remains our highest priority today and going forward.

The past year presented a range of geopolitical, interest rate, and regulatory challenges to the markets and to the mutual fund sector. Throughout this period of transition and uncertainty, we are pleased to report that the Fund maintained a stable base of assets, met the growing liquidity and service needs of both existing and new institutional investors, fully complied with our strict prospectus policies and regulatory requirements, and generated consistently competitive performance for shareholders.

We look forward to continuing to work in close partnership with our investors in 2004 and beyond, and we thank you again for your business and on-going confidence in Milestone. Please call on us if we can be of service in any way.

Sincerely,

/s/ Janet Tiebout Hanson               /s/ Colleen Yachimski

JANET TIEBOUT HANSON                   COLLEEN YACHIMSKI
Chairman of the Board                  Co-CIO
The Milestone Funds                    Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management


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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2003
($ in Thousands)

--------------------------------------------------------------------------------
                                   PRINCIPAL     INTEREST    MATURITY     VALUE
                                      AMOUNT         RATE        DATE   (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 24.8%

U.S. TREASURY BILLS - 11.3%
                                    $245,000   0.81-0.94%    12/26/03   $244,845
                                                                        --------

U.S. TREASURY NOTES - 13.5%
                                      75,000         3.00%    1/31/04     75,266
                                     100,000         3.25%    5/31/04    101,098
                                      45,000        2.875%    6/30/04     45,517
                                      45,000         2.25%    7/31/04     45,346
                                      10,000        2.125%   10/31/04     10,091
                                       5,000        5.875%   11/15/04      5,220
                                      10,000         2.00%   11/30/04     10,067
                                                                        --------
                                                                         292,605
                                                                        --------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $537,450)              537,450
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 75.1%

ABN AMRO Bank, N.V., New York Branch, dated 11/26/03, repurchase price $425,060 (Collateralized by: U.S. Treasury Notes: $408,927, 2.00%-5.50%, 8/31/05-2/15/08,
aggregate market value $433,500)
                                     425,000         1.01%    12/1/03    425,000

ABN AMRO Bank, N.V., New York Branch, dated 11/28/03, repurchase price $85,007 (Collateralized by: U.S. Treasury Note: $81,810, 4.625%, 5/15/06; aggregate market value $86,700)

                                      85,000         1.02%    12/1/03     85,000

Banc of America Securities LLC, dated 11/26/03, repurchase price $85,012 (Collateralized by: U.S. Treasury Bond: $21,616, 10.75%, 8/15/05, U.S. Treasury
Notes: $54,991, 4.375%-6.875%, 5/15/06-5/15/07; aggregate market value $86,700)

                                      85,000         1.00%    12/1/03     85,000

Barclays Capital Inc., dated 11/28/03, repurchase price $89,274 (Collateralized by: U.S. Treasury Note: $89,721, 3.00%, 11/30/03; aggregate market value $91,052)

                                      89,266         1.03%    12/1/03     89,266

BNP  Paribas  Securities  Corp.,   dated  11/28/03,   repurchase  price  $90,008
(Collateralized  by: U.S. Treasury Bill: $34,185,  2/26/04,  U.S. Treasury Note:
$57,006, 3.25%, 8/15/08; aggregate market value $91,800)

                                      90,000         1.02%    12/1/03     90,000

Credit  Suisse  First  Boston LLC,  dated  11/26/03,  repurchase  price  $85,012
(Collateralized    by:    U.S.    Treasury    Notes:    $85,428,    3.00%-3.25%,
11/30/03-12/31/03; aggregate market value $86,704)

                                      85,000         1.00%    12/1/03     85,000

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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2003
($ in Thousands)

--------------------------------------------------------------------------------
                                   PRINCIPAL     INTEREST    MATURITY     VALUE
                                      AMOUNT         RATE        DATE   (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 75.1% (CONT'D)

Deutsche  Bank  Securities  Inc.,  dated  11/28/03,   repurchase  price  $95,008
(Collateralized by: U.S. Treasury Bill: $97,401, 5/27/04; aggregate market value $96,901)

                                      95,000         1.01%    12/1/03    $95,000

Greenwich Capital Markets, Inc., dated 11/26/03, repurchase price $85,012 (Collateralized by: U.S. Treasury Bonds: $23,075, 9.125%-11.75%, 5/15/09-2/15/10, U.S. Treasury Notes: $56,500, 3.25%-7.50%, 12/31/03-8/15/10;
aggregate market value $86,704)

                                      85,000         1.00%    12/1/03     85,000

J.P.  Morgan  Securities,   Inc.,  dated  11/26/03,   repurchase  price  $85,012
(Collateralized  by:  U.S.  Treasury  Notes:  $79,477,  4.625%-7.875%,  2/15/04-
8/15/10; aggregate market value $86,702)

                                      85,000         1.00%    12/1/03     85,000

UBS Securities LLC., dated 11/28/03, repurchase price $130,011 (Collateralized by: U.S. Treasury Bills: $15,114, 12/04/03-12/18/03, U.S. Treasury Bond:
$14,161, 12.375%, 5/15/04, U.S. Treasury Notes: $101,187, 1.50%-6.25%,  1/31/05-
8/15/10; aggregate market value $132,601)

                                     130,000         1.02%    12/1/03    130,000

UBS Securities LLC., dated 9/16/03, repurchase price $375,919 (Collateralized by: U.S. Treasury Bill: $382,810, 12/26/03; aggregate market value $382,504)

                                     375,000         0.98%   12/15/03    375,000

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TOTAL REPURCHASE AGREEMENTS (COST $1,629,266)                          1,629,266
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $2,166,716)--99.9%                             2,166,716
OTHER ASSETS LESS LIABILITIES--0.1%                                        3,328

--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                    $2,170,044
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See notes to financial statements.
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2003

ASSETS:
   Investments, at amortized cost (note 1)                        $  537,450,457
   Repurchase agreements, at value and cost (note 1)               1,629,266,000
   Cash                                                                    3,673
   Interest receivable                                                 4,321,554
   Prepaid expenses                                                        3,838
                                                                  --------------
Total assets                                                       2,171,045,522
                                                                  --------------
LIABILITIES:
   Administration fee payable                                             64,310
   Advisory fee payable                                                  163,270
   Shareholder Service fee payable                                        97,430
   Distribution fee payable--Premium Shares                               39,490
   Dividends payable                                                     554,008
   Accrued expenses                                                       82,810
                                                                  --------------
Total liabilities                                                      1,001,318
                                                                  --------------
NET ASSETS                                                        $2,170,044,204
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  275,074,329
   Institutional Shares                                              700,296,008
   Financial Shares                                                  995,844,368
   Premium Shares                                                    198,829,499
                                                                  --------------
NET ASSETS                                                        $2,170,044,204
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   274,992,714
                                                                  ==============
   Institutional Shares                                              700,042,640
                                                                  ==============
   Financial Shares                                                  995,716,011
                                                                  ==============
   Premium Shares                                                    198,832,076
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $2,169,583,441
   Undistributed gain on investments                                     460,763
                                                                  --------------
NET ASSETS                                                        $2,170,044,204
                                                                  ==============


See notes to financial statements.
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2003

INVESTMENT INCOME:
   Interest                                                        $ 25,661,054
                                                                   ------------
EXPENSES (note 2):
   Advisory fees                                                      2,221,679
   Administration fees                                                  988,671
   Shareholder Service fees:
     Investor Shares                                                    631,269
     Institutional Shares                                               126,760
     Financial Shares                                                   486,375
     Premium Shares                                                     448,266
   Distribution fees:
     Premium Shares                                                     425,224
   Custodian fees and expenses                                          174,965
   Publication expenses and rating service fees                          94,751
   Transfer agent fees and expenses                                      89,610
   Registration and filing fees                                          71,308
   Accounting service fees                                               54,869
   Cash management fees                                                  50,456
   Insurance expense                                                     32,812
   Audit fees                                                            28,426
   Legal fees                                                            27,200
   Reports to shareholders                                               25,550
   Trustees' fees                                                         8,961
   Other expenses                                                        12,914
                                                                   ------------
Total expenses before fee waiver                                      6,000,066
Waiver of shareholder service and distribution fees                    (566,401)
                                                                   ------------
Total expenses after fee waiver                                       5,433,665
                                                                   ------------
NET INVESTMENT INCOME                                                20,227,389
NET REALIZED GAIN ON INVESTMENTS                                      1,030,043
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 21,257,432
                                                                   ============


See notes to financial statements.
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TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR        FOR THE YEAR
                                                                  ENDED               ENDED
                                                           NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                    $     20,227,389    $    31,160,246
   Net realized gain on investments                                1,030,043          2,572,677
                                                            ----------------    ---------------
     Net increase in net assets resulting
       from operations                                            21,257,432         33,732,923
                                                            ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income--Investor Shares                         (2,139,697)        (3,918,045)
   Net investment income--Institutional Shares                    (7,261,677)       (12,359,697)
   Net investment income--Financial Shares                        (9,872,543)       (13,426,697)
   Net investment income--Service Shares                                  --           (234,782)
   Net investment income--Premium Shares                            (953,472)        (1,221,025)
   Net realized gain on investments--Investor Shares                (214,494)          (207,495)
   Net realized gain on investments--Institutional Shares           (541,224)          (592,831)
   Net realized gain on investments--Financial Shares               (732,446)          (626,287)
   Net realized gain on investments--Service Shares                       --            (27,888)
   Net realized gain on investments--Premium Shares                 (121,095)           (78,197)
                                                            ----------------    ---------------
     Total distributions to shareholders                         (21,836,648)       (32,692,944)
                                                            ----------------    ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares--Investor Shares                               869,401,602      1,131,145,541
   Sale of shares--Institutional Shares                        4,078,399,106      4,816,590,444
   Sale of shares--Financial Shares                           24,147,938,053      9,314,378,081
   Sale of shares--Service Shares                                         --         24,427,235
   Sale of shares--Premium Shares                                420,796,692        392,326,591
   Reinvested dividends--Investor Shares                             646,056          1,037,246
   Reinvested dividends--Institutional Shares                      3,719,379          6,954,019
   Reinvested dividends--Financial Shares                          5,075,642          7,323,675
   Reinvested dividends--Service Shares                                   --             33,653
   Reinvested dividends--Premium Shares                               12,080                 39
   Cost of shares repurchased--Investor Shares                  (948,949,675)    (1,092,654,577)
   Cost of shares repurchased--Institutional Shares           (4,175,623,819)    (4,758,901,932)
   Cost of shares repurchased--Financial Shares              (24,299,137,659)    (8,820,004,582)
   Cost of shares repurchased--Service Shares                             --        (53,299,618)
   Cost of shares repurchased--Premium Shares                   (357,275,816)      (367,248,612)
                                                            ----------------    ---------------
     Net increase (decrease) in net assets from
       shares of beneficial interest                            (254,998,359)       602,107,203
                                                            ----------------    ---------------
   Total increase (decrease)                                    (255,577,575)       603,147,182
NET ASSETS:
   Beginning of year                                           2,425,621,779      1,822,474,597
                                                            ----------------    ---------------
   End of year                                              $  2,170,044,204    $ 2,425,621,779
                                                            ================    ===============

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.
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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2003

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2003 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, some Transfer Agent fees, and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2003

classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains are considered short term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates equal to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2003, the Adviser agreed to waive any portion of its Shareholder Service fees in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2003, the Adviser received Shareholder Service fees equal to annual rates of 0.19% and 0.02% of the average daily net assets of the Investor Shares and Financial shares, respectively, and received no Shareholder Service fees from the Institutional Shares.

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2003

of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2003, there were no unreimbursed expenses.

For the year ended November 30, 2003, the Adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to 0.60% of its average daily net assets. As a result, for the year ended November 30, 2003, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.22% of its average daily net assets.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

During the year ended November 30, 2003, the Portfolio paid administration fees attributable to each class as follows:

               Investor Shares:                         $354,358
               Institutional Shares:                     502,803
               Financial Shares:                          30,569
               Premium Shares:                               941

In addition, the Portfolio has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the
Sub-Administrator. For its services, the Sub-Administrator earned $100,000 during the year ended November 30, 2003.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR
                                                                    SHARES
                                 ----------------------------------------------------------------------------
                                 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                     2003            2002            2001            2000            1999
                                 ------------    ------------    ------------    ------------    ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ------          ------          ------          ------          ------
Net investment income                 0.008           0.014           0.039           0.057           0.046
Dividends from net
   investment income                 (0.008)         (0.014)         (0.039)         (0.057)         (0.046)
                                     ------          ------          ------          ------          ------
Ending net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ======          ======          ======          ======          ======
TOTAL RETURN                           0.77%           1.41%           4.02%           5.89%           4.69%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(a)                         0.45%           0.45%           0.42%           0.40%           0.40%
   Net investment income               0.70%           1.33%           3.88%           5.72%           4.60%
Net assets at the end of the
   period (000's omitted)          $275,074        $354,051        $314,361        $311,868        $343,781

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.01%, 0.00%, and 0.00%, for each of the respective periods presented.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                INSTITUTIONAL
                                                                    SHARES
                                 ----------------------------------------------------------------------------
                                 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                     2003            2002            2001            2000            1999
                                 ------------    ------------    ------------    ------------    ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ------          ------          ------          ------          ------
Net investment income                 0.010           0.017           0.042           0.059           0.048
Dividends from net
   investment income                 (0.010)         (0.017)         (0.042)         (0.059)         (0.048)
                                     ------          ------          ------          ------          ------
Ending net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ======          ======          ======          ======          ======
TOTAL RETURN                           1.02%           1.67%           4.25%           6.11%           4.91%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(a)                         0.20%           0.20%           0.20%           0.20%           0.20%
   Net investment income               0.95%           1.58%           4.28%           5.91%           4.79%
Net assets at the end of the
   period (000's omitted)          $700,296        $793,978        $728,920        $887,097        $1,199,513

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.01%, 0.00%, and 0.00%, for each of the respective periods presented.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                  FINANCIAL
                                                                    SHARES
                                 ----------------------------------------------------------------------------
                                 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                     2003            2002            2001            2000            1999
                                 ------------    ------------    ------------    ------------    ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                          $1.00           $1.00           $1.00            $1.00          $1.00
                                     ------          ------          ------           ------         ------
Net investment income                 0.011           0.017           0.042            0.060          0.049
Dividends from net
   investment income                 (0.011)         (0.017)         (0.042)          (0.060)        (0.049)
                                     ------          ------          ------           ------         ------
Ending net asset value
   per share                          $1.00           $1.00           $1.00            $1.00          $1.00
                                     ======        ========          ======         ========         ======
TOTAL RETURN                           1.07%           1.72%           4.30%            6.16%          4.97%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses (a)                        0.15%           0.15%           0.15%            0.15%          0.14%
   Net investment income               1.01%           1.61%           4.35%            6.00%          4.90%
Net assets at the end of the
   period (000's omitted)          $995,844      $1,142,255        $640,140       $1,243,296       $599,948

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%, for each of the respective periods presented.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                   PREMIUM
                                                                    SHARES
                                 ----------------------------------------------------------------------------
                                 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                     2003            2002            2001            2000            1999
                                 ------------    ------------    ------------    ------------    ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ------          ------          ------          ------          ------
Net investment income                 0.006           0.013           0.038           0.056           0.044
Dividends from net
   investment income                 (0.006)         (0.013)         (0.038)         (0.056)         (0.044)
                                     ------          ------          ------          ------          ------
Ending net asset value
   per share                          $1.00           $1.00           $1.00           $1.00           $1.00
                                     ======          ======          ======          ======          ======
TOTAL RETURN                           0.61%           1.26%           3.84%           5.68%           4.49%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                            0.60%(a)        0.60%(a)        0.60%(a)        0.60%           0.60%
Net investment income                  0.53%           1.17%           3.28%           5.56%           4.40%
Net assets at the end of the
   period (000's omitted)          $198,830        $135,337        $110,213         $68,812         $68,799

(a)  Net of distribution fees waived of 0.02%, 0.02% and 0.01%, respectively.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS


We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds, including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
New York, New York

January 23, 2004


--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.


NAME (AGE),                     PRINCIPAL OCCUPATION DURING
ADDRESS, POSITION               AT LEAST THE PAST FIVE YEARS
---------------------------     ------------------------------------------------

NON INTERESTED PERSONS          Former Chief Investment Officer, The Robert Wood
John D. Gilliam (72)            Johnson Foundation, Princeton, New Jersey, from
700 Park Avenue                 1995 to 2003. Former Limited Partner, Goldman,
New York, New York 10021        Sachs & Co. from 1987 to 1999. From 1991 to
Trustee since October 1994      1994, Mr. Gilliam was Third Deputy Comptroller,
                                Bureau of Asset Management, for the City of New
                                York. He was a Partner at Goldman, Sachs & Co.
                                from 1973 to 1987.

Karen S. Cook (51)              General Partner of Steinhardt Partners, LP, an
125 East 72nd Street            investment partnership, and Managing Member of
New York, New York 10021        Nepeta Capital, LLC, a fund of funds. She is
Trustee since October 1994      Trustee of Wheaton College and member of the
                                Investment Committee. Ms. Cook is a member of the Advisory Board of Fifth Avenue Alternative
                                Investments (Bessemer Trust). From 1975 until
                                1987, Ms. Cook was with the Equity Division of
                                Goldman, Sachs & Co., where she was a Vice
                                President and senior block trader.

Allen Lee Sessoms (57)          President, Delaware State University. Former
President's Office              Lecturer and Fellow, John F. Kennedy School of
Delaware State University       Government at Harvard University, 2000 to 2003.
1200 N. DuPont Highway          Former President of Queens College, The City
Dover, DE 19901                 University of New York, 1995 to 2000. Former
                                Executive Vice President, University of
                                Massachusetts Systems from 1993 to 1995. From
                                1980 to 1993, Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for
                                Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological
                                Affairs, U.S. Embassy, Parks, France. From 1974 to 1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to
                                1975, Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research.
                                He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------



TRUSTEES AND OFFICERS (CONT'D)


NAME (AGE),                     PRINCIPAL OCCUPATION DURING
ADDRESS, POSITION               AT LEAST THE PAST FIVE YEARS
---------------------------     ------------------------------------------------
INTERESTED PERSONS

Janet Tiebout Hanson (51)       President and Chief Executive Officer of
810 Old Post Road               Milestone Capital Management, L.L.C., the
Bedford, New York 10506         Adviser to the Portfolio. Ms. Hanson founded the
Chairman and President          Adviser in 1994, and has served in the
since October 1994              capacities cited above since inception. From
                                1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs &
                                Co. Ms. Hanson was with Goldman, Sachs & Co.
                                from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

Dort A. Cameron III (59)        In 2003, Mr. Cameron became Managing Partner of
Airlie Farm                     Airlie Opportunity Fund, an investment
751 Old Post Road               partnership. Since 1984, he has been the General
Bedford, New York 10506         Partner of BMA L.P., which is the General
Trustee since October 1994      Partner of Investment Limited Partnership, an
                                investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., also an investment partnership. He was Chairman of Entex Information Services, a computer resale and service corporation, from August 1993 until May 2000. Mr. Cameron is a Trustee Emeritus and former chairman of the Finance Committee of Middlebury College.

Jeffrey R. Hanson (46)          Acting in the capacity of Chief Operating
810 Old Post Road               Officer, Milestone Capital Management, L.L.C.
Bedford, New York 10506         since 1994. Managing Director of the Hanson
Secretary since October 1994    Consulting Group, Ltd. since 1991.


Janet Tiebout Hanson, Dort A. Cameron III and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

--------------------------------------------------------------------------------

                                  -------------

                                       THE
---------------------------------   MILESTONE   --------------------------------
                                      FUNDS

                                  -------------



                                     Adviser
   --------------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                                  Administrator
   --------------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
   --------------------------------------------------------------------------
        Unified Financial Securities, Inc. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660

                                 Primary Dealer
   --------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                    Custodian
   --------------------------------------------------------------------------
                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                                  Legal Counsel
   --------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
   --------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 10(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that no member of the Board's audit committee qualifies as an audit committee financial expert, as defined in this Item 3 of Form N-CSR (an "ACFE"). After evaluating the matter, the Board concluded that it was not necessary to add a Trustee to the Board who qualified as an ACFE, as the business experience of the current independent members of the Board was adequate to exercise their oversight responsibilities.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a). AUDIT FEES: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                    2003: $28,000
                                    2002: $25,500

b). AUDIT-RELATED FEES: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                    2003: $0
                                    2002: $0

c). TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                    2003: $0
                                    2002: $0

d). ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                    2003: $0
                                    2002: $0

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of:

                  John D. Gilliam
                  Karen Cook
                  Allen Lee Sessoms

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The President and Secretary have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a)(1) Any code of ethic, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through the filing of an exhibit:
       Attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2)is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2)is furnished as
       Exhibit 99.906CERT.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Milestone Funds, Inc.

By: /s/ Janet Tiebout Hanson

---------------------------------

Janet Tiebout Hanson, Chairman and President

Date: February 6, 2004

        -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Janet Tiebout Hanson

 ---------------------------------

Janet Tiebout Hanson, President, Chairman and President

Date: February 6, 2004

     --------------------------
--------------------------------------------------------------------------------



By: /s/ Jeffrey R. Hanson

---------------------------------

Jeffrey R. Hanson, Secretary

Date: February 6, 2004

       -------------------------------